IMPAIRMENT TESTING - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) cashGeneratingUnit valuation vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Number of cash generating units | cashGeneratingUnit	2
Number of internationally acknowledged shipbrokers providing valuations for impairment testing | valuation	2
Valuation percentage above carrying value	0.260
Amount by which fair value less costs of disposal exceeded the carrying amount	$ 28.6	$ 9.8	$ 3.2
Impairment loss recognised in profit or loss, goodwill	$ 0.0	$ 0.0
Growth in sales assumed	0.00%	0.00%	0.00%
Estimated investments in non-current assets in next reporting period	$ 0.2	$ 0.1	$ 0.3
Estimated investments in non-current assets after the next reporting period	$ 0.0	$ 0.0	$ 0.0
Discount rate used in calculation based on a Weighted Average Cost of Capital (WACC) (in percent)	7.40%	8.80%	10.80%
Increase/decrease in the total sales across revenue segments (in percent)	10.00%	10.00%	10.00%
Increase/decrease in the value in use	$ 13.3	$ 12.1	$ 3.8
Minimum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Estimated inflation rates (in percent)	2.00%	2.00%	2.00%
Maximum
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Estimated inflation rates (in percent)	3.00%	3.00%	3.00%
Tanker fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss recognised in profit or loss			$ 2.7	$ 4.6
Recoverable amount		$ 3,495.0	2,647.0
Amount by which fair value less costs of disposal exceeded the carrying amount		952.1	784.0
Recoverable amount of assets disposed of			31.8
Main Fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Impairment loss recognised in profit or loss	$ 0.0	0.0
Recoverable amount		3,495.0	2,647.0
Amount by which fair value less costs of disposal exceeded the carrying amount		$ 952.1	$ 784.0
Handysize
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Number of handysize vessels disposed | vessel	2